Stockholders' Equity - Additional Information (Details)													1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 01, 2023 USD ($) Warrants shares	Aug. 14, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jun. 22, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($) shares	Dec. 29, 2022 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 03, 2022 USD ($) $ / shares	Nov. 01, 2022 $ / shares shares	Oct. 25, 2022 USD ($) $ / shares shares	Apr. 28, 2022 USD ($) $ / shares	Aug. 31, 2023	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Sep. 30, 2022 shares
Stockholders' Equity (Details) [Line Items]
Preference shares, shares authorized | shares															10,000,000			10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued | shares															0								0	0
Preferred Stock, Shares Outstanding | shares															0			0			0		0	0
Common stock, shares authorized | shares															60,000,000			60,000,000			60,000,000		60,000,000	60,000,000
Common Stock, Par or Stated Value Per Share | $ / shares															$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock																								$ 1,152,163
Expected volatility											28.10%										79.30%		79.30%	75.10%
Risk-free interest rate											4.00%										4.66%		4.66%	1.81%
Expected term (in years)											1 month 28 days										1 year		1 year	7 years
Change in fair value of warrant liability																					$ 0	$ 187,857	$ (2,100,123)	$ 75,000
Change in fair value of derivative liability																								68,110
Change in fair value of derivative liability forward purchase agreement																							0	0
Loss on extinguishment of debt						$ 13,000												$ 0		$ (1,014,368)	0	(1,014,368)	$ (15,490)	(467,073)
Warrant redemption price per share | $ / shares																							$ 0.01
Last sale price of Common Stock | $ / shares																							$ 18
Common Stock Value, Purchase price															$ 1,978			$ 2,312			$ 2,312		$ 2,312	$ 1,978
Proceeds from related party loan														$ 250,000
Common Stock Shares Forfeiture | shares						1,930,501
Accelerated purchase price discount													20.00%
Accelerated Purchase Notice Limit													200.00%
Common stock, shares issued | shares															21,713,248			23,124,888			23,124,888		23,124,888	21,713,248
Aggregate gross proceeds																							$ 105,317	$ 5,177,163
Share price (in Dollars per share) | $ / shares							$ 10.115				$ 13.05
Repurchase and retirement of share under Forward Share Purchase Agreement | shares							375,939
Stock repurchased during period, shares | shares							375,939
Escrow deposit											$ 4,551,750
Escrow deposit disbursements related to property acquisition							$ 4,551,750
Fair value of Derivative Liability											$ 68,110
Common stock convertible exchange ratio										2.0719													2.0719
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Outstanding | shares																		9,419,352			9,419,352		9,419,352
Investor [Member]
Stockholders' Equity (Details) [Line Items]
Escrow deposit disbursements related to property acquisition							3,802,623
Company [Member]
Stockholders' Equity (Details) [Line Items]
Escrow deposit disbursements related to property acquisition							$ 749,127
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Expected volatility										6.85%											100.00%		84.00%	30.00%
Risk-free interest rate										4.27%											4.52%		4.01%	3.99%
Expected term (in years)										5 years											3 years 4 months 2 days		3 years 10 months 2 days	4 years 10 months 2 days
Change in fair value of warrant liability																					$ 0	$ 0	$ 0	$ 525,000
Issuance of common stock, shares | shares																2,500,000
Class of Warrant or Right, Outstanding | shares																		2,500,000			2,500,000		2,500,000
Share price (in Dollars per share) | $ / shares								$ 11.5								$ 11.5
April 2023 Convertible Note Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares					$ 0.6
Convertible number of equity instruments | Warrants	4,044,352
Change in fair value of warrant liability	$ 65,469
Class of Warrant or Right, Outstanding | shares																		3,868,060			3,868,060		3,868,060
Class of warrant or right issued | shares					5,752,685
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock, shares | shares																2,875,000
Warrant redemption price per share | $ / shares																		$ 0.01			$ 0.01
Last sale price of Common Stock | $ / shares																		$ 18			$ 18
Class of Warrant or Right, Outstanding | shares																		2,875,000			2,875,000		2,875,000
Share price (in Dollars per share) | $ / shares								$ 11.5								$ 11.5
PIPE Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares										$ 0.01
Additional pipe warrants | shares										46,500
Class of Warrant or Right, Outstanding | shares	492,045
Warrants and Rights Outstanding	$ 4,920
PIPE warrants outstanding	$ 4,920
Class of warrant or right issued | shares										445,545
Key Company Stockholder Forward Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares												$ 10
Stock price | $ / shares															$ 4.21									$ 4.21
Expected volatility												94.50%												82.20%
Risk-free interest rate												4.60%												4.50%
Discounted												0.50%
Aggregate amount (in Dollars)												$ 10,000,000
Purchase price, per share | $ / shares							$ 5.18
Issuance of common stock, shares | shares							1,930,501
Key company stockholder forward purchase asset.							$ 13,000																	$ 13,000
Derivative liability, net												$ 12,000
Change in fair value																								$ (25,000)
Convertible note warrants					$ 1,884,625
Subscription agreement to exchange					$ 1,130,775
Letter agreement for conversion						$ 2,031,034
Share price (in Dollars per share) | $ / shares												$ 10
Number of business days to repurchase shares from the closing of the Business Combination												180 days
Principal amount							$ 10,000,000
White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock														$ 250,000
Share price per units (in Dollars per share) | $ / shares									$ 13.05														$ 13.05
Stock price | $ / shares															$ 4.19			$ 0.01		$ 0.83	$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility									86.50%	86.50%											78.50%	88.00%	95.30%	81.00%
Risk-free interest rate									4.53%							4.53%					4.84%	4.63%	4.23%	4.16%
Discounted									45.00%
Discounted																							45.00%
Change in fair value of derivative liability									$ 1,900,000														$ 1,900,000
Issuance of common stock, shares | shares								50,200						50,200
Change in fair value																								$ (1,899,000)
Weighted average price of common stock																					98.00%		98.00%
Aggregate price of purchase notice shares | shares																					50,000,000		50,000,000
Shares Issued, Price Per Share | $ / shares								$ 4.98								$ 4.98
Fair Value															$ 1,000			$ 0		$ 0	$ 0	$ 0	$ 0	$ 1,000
Additional commitment Value														$ 250,000
Common stock, shares issued | shares														412,763												729,000
Aggregate gross proceeds																			$ 105,317
Aggregate gross purchase price									$ 100,000,000
Initial commitment shares | shares																		500,000			500,000		500,000
Aggregate purchase amount of shares														$ 150,000
Additional commitment shares | shares								250,000													250,000
White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Additional commitment shares | shares																					250,000		250,000
White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Additional commitment shares | shares																					250,000		250,000
Founder And Director Warrants Subscription Agreement [Member] | April 2023 Convertible Note Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Stock price | $ / shares		$ 0.66	$ 0.84	$ 0.598
Expected volatility		76.00%	76.20%	72.00%
Risk-free interest rate		4.64%	4.43%	4.03%
Expected term (in years)		4 years 8 months 15 days	4 years 9 months 10 days	4 years 10 months 6 days
Warrant To Purchase Shares of Common Stock | shares		583,333	458,333	666,667
Common Stock Value, Purchase price		$ 350,000	$ 275,000	$ 400,000
Fair Value		248,303	269,004	244,261
Capital contribution using black scholes option pricing model		$ 248,303,000,000	$ 269,004	$ 244,261
May 2022 Common Stock Issuance [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued | shares																	132,302
Aggregate gross proceeds																	$ 1,152,163
Bridge Loan PIPE Subscription Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued | shares								50,000								50,000
Aggregate gross proceeds																$ 500,000
Total Proceeds from warrant																$ 3,525,000
Bridge Loan PIPE Subscription Agreements [Member] | PIPE Financing Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of shares to PIPE Subscribers, shares | shares																281,325
Bridge Loan PIPE Subscription Agreements [Member] | PIPE Shares [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of shares to PIPE Subscribers, shares | shares																352,500
December 2022 PIPE [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares															$ 10									$ 10
Total Proceeds from warrant																								$ 500,000
Issuance of shares to PIPE Subscribers, shares | shares															50,000
December 2022 PIPE [Member] | Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of shares to PIPE Subscribers, shares | shares															46,500
Maximum [Member] | White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Purchase price percentage																					150.00%		150.00%
Weighted average price of common stock														90.00%							97.00%		97.00%
Maximum [Member] | White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares																					$ 5,000,000		$ 5,000,000
Maximum [Member] | White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares																					$ 10,000,000		$ 10,000,000
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise of investor's right to sell shares of common stock | shares											450,000
Minimum [Member] | White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Purchase price percentage														200.00%							40.00%		40.00%
Weighted average price of common stock																					94.50%		94.50%
Percentage of daily volume-weighted average price of common stock														85.00%
Aggregate purchase amount of shares														$ 1,250,000
Minimum [Member] | White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares																					$ 1,000,000		$ 1,000,000
Minimum [Member] | White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares																					$ 2,000,000		$ 2,000,000